Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Parties	The Company had the following related party balances at the end of the years:
Amount due from related party	2021	2020
Hongye Financial Consulting (Shenzhen) Co., Ltd.	84,838		Nil
	$84,838	$	Nil

Schedule of Related Parties Transactions

Being lease of the quarter ended March 31, 2021 paid on behalf of Hongye Financial Consulting (Shenzhen) Co., Ltd. for the shared office in Shenzhen.

Related party debt	2021	2020
Zhida Hong (1)	$3,727,371	$5,043,489
Bihua Yang (2)	370,523	-
Dewu Huang (3)	712,064	81,287
Zhongpeng Chen	-	160,427
Jinlong Huang	104,006	144,237
	$4,913,964	$5,429,440

(1)	The decrease was due to net repayment of debt due to Zhida Hong. During years ended March 31, 2021, the Company received financial support of $2.2 million from Zhida Hong and repaid $3.6 million of debts due to him.

(2)	Being financial support from Bihua Yang for XKJ’s daily operation.

(3)	The increase of related party debt was additional financial support provided by Dewu Huang for YBY’s daily operation.